UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus Ohio		43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (96.4%)
3M Co.	3,800	$303,886
A.G. Edwards, Inc.	8,000	276,960
ADC Telecommunications, Inc. *	40,000	72,400
Agilent Technologies, Inc. *	20,000	431,400
American International Group, Inc.	3,000	203,970
Amgen, Inc. *	1,500	85,020
Analog Devices, Inc.	4,000	155,120
Anheuser-Busch Co., Inc.	500	24,975
Anthem, Inc. *	2,000	174,500
Applied Materials, Inc. *	18,000	296,820
Avaya, Inc. *	25,000	348,500
Bank of New York Co., Inc.	2,400	70,008
Best Buy Co., Inc.	7,000	379,680
Biogen Idec, Inc. *	1,500	91,755
Biomet, Inc.	1,100	51,568
Boston Scientific Corp. *	12,200	484,706
Broadcom Corp., Class A *	8,000	218,320
Cintas Corp.	10,000	420,400
Cisco Systems, Inc. *	30,000	543,000
Danaher Corp.	2,000	102,560
Eaton Corp.	2,000	126,820
EMC Corp. *	45,000	519,300
Emerson Electric Corp.	5,000	309,450
Exxon Mobil Corp.	400	19,332
Fiserv, Inc. *	3,000	104,580
Flextronics International Ltd. *	4,000	53,000
Forest Laboratories, Inc. *	2,000	89,960
General Electric Corp.	3,000	100,740
Genzyme Corp. *	5,000	272,050
Gilead Sciences, Inc. *	12,200	456,036
Goldman Sachs Group, Inc.	5,000	466,200
Harley-Davidson, Inc.	1,000	59,440
Home Depot, Inc.	18,000	705,600
IBM Corp.	300	25,722
Illinois Tool Works, Inc.	1,000	93,170
Intel Corp.	15,000	300,900
International Game Technology	15,600	560,820
L-3 Communications Holdings, Inc.	3,000	201,000
Lowe’s Cos., Inc.	2,300	125,005
Manpower, Inc.	8,800	391,512
Maxim Integrated Products, Inc.	4,000	169,160
Mellon Financial Corp.	5,000	138,450
Merrill Lynch & Co., Inc.	4,000	198,880
Microsoft Corp.	15,000	414,750
Nordstrom, Inc.	2,300	87,952
Northern Trust Corp.	3,000	122,400
Paychex, Inc.	100	3,015
Pulte Homes, Inc.	6,000	368,220
Rockwell Automation, Inc.	3,300	127,710
Schlumberger Ltd.	3,000	201,930
SunGard Data Systems, Inc. *	100	2,377
Sysco Corp.	6,000	179,520

T. Rowe Price Group, Inc.	4,000	203,760
Teleflex, Inc.	1,500	63,750
Teva Pharmaceutical Industries Ltd., ADR	12,800	332,160
Texas Instruments, Inc.	25,000	532,000
United Technologies Corp.	1,000	93,380
Varco International, Inc. *	8,000	214,560
Varian Medical Systems, Inc. *	3,900	134,823
Wal-Mart Stores, Inc.	1,000	53,200
Xilinx, Inc.	6,000	162,000
Total Common Stocks		13,520,182

Repurchase Agreements (2.8%)
UBS Investment Bank, 1.74%, 10/1/04	$393,000
(Proceeds at maturity, $393,019, collateralized by U.S. Treasury securities)		393,000
Total Repurchase Agreements		393,000

Total Investments (Cost $13,905,716) (a) - 99.2%		$13,913,182

Percentages are based on net assets of $14,019,163.

See notes to schedules of portfolio investments.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (61.2%)
Abbott Laboratories	470	$19,909
Air Products and Chemicals, Inc.	467	25,395
Alcoa, Inc.	682	22,908
Allstate Corp.	699	33,545
Alltel Corp.	248	13,618
American International Group, Inc.	382	25,972
Avery Dennison Corp.	335	22,036
Bank of America Corp.	1,152	49,916
Check Point Software Technologies Ltd.*	1,023	17,360
Cisco Systems, Inc. *	635	11,494
Citigroup, Inc.	565	24,928
Diebold, Inc.	241	11,255
Emerson Electric Corp.	208	12,873
Exxon Mobil Corp.	697	33,687
FedEx Corp.	431	36,932
Fiserv, Inc. *	860	29,980
FPL Group, Inc.	290	19,813
General Electric Corp.	1,652	55,474
Guidant Corp.	520	34,341
IBM Corp.	384	32,924
Intel Corp.	468	9,388
Johnson & Johnson	567	31,939
McDonald’s Corp.	909	25,479
Medco Health Solutions, Inc. *	554	17,119
Merck & Co., Inc.	633	20,889
Microsoft Corp.	1,791	49,521
Noble Corp. *	511	22,969
Omnicom Group, Inc.	288	21,041
PepsiCo, Inc.	386	18,779
Pfizer, Inc.	1,187	36,323
Praxair, Inc.	747	31,927
Procter & Gamble Co.	406	21,973
Questar Corp.	455	20,848
Schlumberger Ltd.	343	23,087
Target Corp.	557	25,204
United Technologies Corp.	237	22,131
Verizon Communications, Inc.	558	21,973
Viacom, Inc., Class A	353	12,002
Wal-Mart Stores, Inc.	652	34,687
Walgreen Co.	706	25,296
Wells Fargo & Co.	376	22,421
Wendy’s International, Inc.	446	14,986
Total Common Stocks		1,064,342

U.S. Government Agencies (35.8%)
Fannie Mae (16.6%)
1.88%, 12/15/04	$10,000	9,999
3.88%, 3/15/05	65,000	65,565
6.63%, 9/15/09	25,000	28,165
6.63%, 11/15/10	75,000	85,305
5.50%, 3/15/11	25,000	26,915

4.13%, 4/15/14	50,000	48,164
7.25%, 5/15/30	20,000	25,088
		289,201
Federal Home Loan Bank (7.1%)
2.88%, 9/15/06	50,000	50,091
3.88%, 6/14/13	50,000	47,891
5.25%, 6/18/14	25,000	26,205
		124,187
Freddie Mac (12.1%)
2.88%, 5/15/07	50,000	49,810
2.75%, 3/15/08	35,000	34,394
3.63%, 9/15/08	50,000	50,255
3.38%, 4/15/09	50,000	49,427
5.13%, 7/15/12	25,000	26,260
		210,146
Total U.S. Government Agencies		623,534

Repurchase Agreements (3.3%)
UBS Investment Bank, 1.74%, 10/1/04	58,000
(Proceeds at maturity, $58,003, collateralized by U.S. Treasury securities)		58,000
Total Repurchase Agreements		58,000

Total Investments (Cost $1,663,075) (a) - 100.3%		$1,745,876

Percentages are based on net assets of $1,740,396.

See notes to schedules of portfolio investments.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (97.8%)
A.G. Edwards, Inc.	2,100	$72,702
Advance Auto Parts, Inc. *	4,200	144,480
Alberto-Culver Co.	3,500	152,180
American Capital Strategies Ltd.	5,250	164,535
American Standard Companies, Inc. *	2,700	105,057
Andrew Corp. *	17,117	209,512
Apache Corp.	3,600	180,396
Avocent Corp. *	5,750	149,673
Beckman Coulter, Inc.	3,000	168,360
Biomet, Inc.	2,700	126,576
Burlington Resources, Inc.	4,400	179,520
C.H. Robinson Worldwide, Inc.	2,000	92,780
C.R. Bard, Inc.	2,200	124,586
Career Education Corp. *	2,000	56,860
Caremark Rx, Inc. *	6,250	200,438
Cephalon, Inc. *	4,700	225,129
Chico’s FAS, Inc. *	5,700	194,940
Cintas Corp.	2,400	100,896
CNET Networks, Inc. *	19,800	181,170
Coach, Inc. *	1,200	50,904
Corporate Executive Board Co.	2,650	162,286
Covance, Inc. *	3,100	123,907
Cree, Inc. *	6,600	201,498
Cytyc Corp. *	8,100	195,615
D. R. Horton, Inc.	8,500	281,435
Dean Foods Co. *	2,800	84,056
Diebold, Inc.	2,900	135,430
Dollar Tree Stores, Inc. *	6,150	165,743
Education Management Corp. *	2,900	77,256
Engineered Support Systems, Inc.	3,426	156,363
Fastenal Co.	2,600	149,760
Fidelity National Financial, Inc.	5,900	224,790
Fiserv, Inc. *	6,500	226,590
Fisher Scientific International, Inc. *	3,650	212,905
Gentex Corp.	3,700	129,981
Gilead Sciences, Inc. *	5,000	186,900
Hughes Supply, Inc.	8,100	243,567
International Rectifier Corp. *	3,700	126,910
Intersil Corp.	11,200	178,416
Invacare Corp.	3,300	151,800
Inveresk Research Group, Inc. *	5,860	216,175
Jabil Circuit, Inc. *	7,800	179,400
Laureate Education, Inc. *	4,200	156,324
Lennar Corp.	3,200	152,320
Manpower, Inc.	2,100	93,429
Marvel Enterprises, Inc. *	2,200	32,032
MGI Pharma, Inc. *	6,200	165,478
Michael’s Stores, Inc.	3,800	224,997
Microchip Technology, Inc.	5,450	146,278
Network Appliance, Inc. *	5,300	121,900
Neurocrine Biosciences, Inc. *	2,413	113,797
Nextel Partners Inc.*	9,500	157,510

North Fork Bancorp.	3,600	160,020
Plantronics, Inc.	5,000	216,200
Polo Ralph Lauren	5,900	214,583
Radio One, Inc.*	7,000	99,610
Ross Stores, Inc.	4,000	93,760
Ruby Tuesday, Inc.	6,500	181,155
SanDisk Corp. *	8,200	238,784
Stericycle, Inc. *	3,904	179,194
SunGard Data Systems, Inc. *	7,100	168,767
Symantec Corp. *	2,850	156,408
T. Rowe Price Group, Inc.	4,800	244,512
TCF Financial Corp.	1,800	54,522
The Cheesecake Factory, Inc. *	3,400	147,560
The Valspar Corp.	2,500	116,700
Thermo Electron Corp. *	6,200	167,524
Varian Medical Systems, Inc. *	2,600	89,882
Varian, Inc. *	2,700	102,249
VeriSign, Inc. *	10,500	208,740
Western Wireless Corp.*	7,100	182,541
Williams-Sonoma, Inc. *	5,800	217,790
XTO Energy, Inc.	3,325	107,996
Zebra Technologies Corp.*	1,875	114,394
Zimmer Holdings, Inc. *	1,000	79,040
Total Common Stocks		11,597,473

Repurchase Agreements (7.7%)
UBS Investment Bank, 1.74%, 10/1/04	$916,000
(Proceeds at maturity, $916,044, collateralized by U.S. Treasury securities		916,000
Total Repurchase Agreements		916,000

Total Investments (Cost $11,706,611) (a) - 105.5%		$12,513,473

Percentages are based on net assets of $11,859,754.

See notes to schedules of portfolio investments.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (94.1%)
Abbott Laboratories	3,900	$165,204
Alltel Corp.	5,300	291,023
American Electric Power Co.	7,800	249,288
American International Group, Inc.	3,800	258,362
Anadarko Petroleum Corp.	1,900	126,084
Aon Corp.	7,500	215,550
Bristol-Myers Squibb Co.	5,950	140,837
Cadbury Schweppes PLC ADR	7,200	222,552
Carnival Corp.	2,850	134,777
Caterpillar, Inc.	1,525	122,686
ChevronTexaco Corp.	6,900	370,116
CIT Group, Inc.	5,700	213,123
Coca-Cola Co.	1,200	48,060
ConAgra, Inc.	9,000	231,390
ConocoPhillips	4,650	385,252
CVS Corp.	8,250	347,572
Dow Chemical Co.	7,475	337,720
Equity Office Properties Trust	1,000	27,250
FPL Group, Inc.	3,200	218,624
Gannett, Inc.	4,800	402,048
General Dynamics Corp.	3,950	403,295
General Electric Corp.	10,600	355,948
Halliburton Co.	3,600	121,284
Hartford Financial Services Group, Inc.	4,100	253,913
HCA, Inc.	2,400	91,560
Hewlett-Packard Co.	5,975	112,031
Honda Motor Co., Ltd.	11,200	272,832
Honeywell International, Inc.	11,050	396,253
IBM Corp.	3,225	276,512
Intel Corp.	4,300	86,258
International Paper Co.	8,000	323,280
J.P. Morgan Chase & Co.	8,075	320,820
KeyCorp	9,850	311,260
Marathon Oil Corp.	7,600	313,728
Masco Corp.	5,750	198,548
May Department Stores Co.	6,250	160,188
McDonald’s Corp.	5,500	154,165
Merck & Co., Inc.	5,350	176,550
Merrill Lynch & Co., Inc.	7,175	356,741
MetLife, Inc.	9,700	374,904
National City Corp.	7,250	279,995
NiSource, Inc.	7,200	151,272
Parker Hannifin Corp.	4,900	288,414
Royal Dutch Petroleum Co.	6,900	356,040
RPM International, Inc.	4,050	71,483
Safeway, Inc. *	6,800	131,308
Sherwin-Williams Co.	6,100	268,156
SunGard Data Systems, Inc. *	4,400	104,588
SunTrust Banks, Inc.	5,475	385,494
Valero Energy Corp.	900	72,189
Verizon Communications, Inc.	7,175	282,552
Weyerhaeuser Co.	3,600	239,328

Total Common Stocks		12,198,407

Repurchase Agreements (5.9%)
UBS Investment Bank, 1.74%, 10/1/04	$761,000
(Proceeds at maturity, $761,037, collateralized by U.S. Treasury securities)		761,000
Total Repurchase Agreements		761,000

Total Investments (Cost $11,894,766) (a) - 100.0%		$12,959,407

Percentages are based on net assets of $12,959,314.

See notes to schedules of portfolio investments.

Fifth Third Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2004 (Unaudited)

*		Non-income producing security.
(a)		Represents cost for financial reporting purposes.
ADR	—	American Depositary Receipt

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Quality Growth VIP Fund	$13,905,716	$1,050,298	$(1,042,832)	$7,466
Balanced VIP Fund	1,663,075	113,046	(30,245)	82,801
Mid Cap VIP Fund	11,706,611	1,412,490	(605,628)	806,862
Disciplined Value VIP Fund	11,894,766	1,312,003	(247,362)	1,064,641

The investment concentration for the Funds as a percentage of net assets, by industry, as of September 30, 2004, was as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	1.2%	—	—
Aerospace/Defense	2.1%	1.3%	1.3%	3.1%
Apparel	—	—	2.2%	—
Auto Manufacturers	—	—	—	2.1%
Banks	2.4%	4.2%	1.8%	7.5%
Beverages	0.2%	1.1%	—	0.4%
Biotechnology	3.2%	—	1.0%	—
Building Materials	—	—	0.9%	1.5%
Cash Equivalents	2.8%	3.3%	7.7%	5.9%
Chemicals	—	3.3%	1.0%	3.2%
Commercial Services	5.8%	—	5.5%	—
Computers	3.9%	2.5%	5.6%	3.8%
Cosmetics/Personal Care	—	1.3%	1.3%	—
Distribution/Wholesale	—	—	3.3%	—
Diversified Financial Services	8.2%	1.4%	2.7%	6.9%
Electric	—	1.1%	—	4.8%
Electrical Components & Equipment	2.2%	0.7%	—	—
Electronics	4.0%	—	6.7%	2.2%
Entertainment	4.0%	—	—	—
Environmental Control	—	—	1.5%	—
Food	1.3%	2.3%	0.7%	4.7%
Forest Products & Paper	—	—	—	4.3%
Healthcare-Products	4.8%	3.8%	6.5%	—
Healthcare-Services	1.2%	—	3.2%	0.7%
Home Builders	2.6%	—	3.7%	—
Household Products/Wares	—	1.3%	—	—
Insurance	1.5%	3.4%	1.9%	8.6%
Internet	—	1.0%	5.9%	—
Investment Companies	—	—	1.4%	—
Leisure Time	0.4%	—	—	1.0%
Machinery-Construction & Mining	—	—	—	0.9%
Machinery-Diversified	0.9%	—	—	—
Media	—	0.7%	0.8%	3.1%
Mining	—	1.3%	—	—
Miscellaneous Manufacturing	5.6%	3.2%	1.0%	5.8%
Oil & Gas	0.1%	4.5%	3.9%	12.6%
Oil & Gas Services	3.0%	1.3%	—	0.9%
Pharmaceuticals	6.3%	5.5%	7.5%	3.7%
REITS	—	—	—	0.2%
Retail	9.6%	4.9%	11.5%	7.0%
Semiconductors	13.0%	0.5%	5.5%	0.7%
Software	3.7%	4.6%	1.9%	—
Sovereign	—	35.8%	—	—
Telecommunications	6.4%	2.7%	6.5%	4.4%
Toys/Games/Hobbies	—	—	0.3%	—
Transportation	—	2.1%	0.8%	—

The following is a summary of significant accounting policies followed by the Fifth Third Variable Insurance Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by Fifth Third Asset Management, Inc. (the “Advisor”) pursuant to guidelines established by the Board of Trustees.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Repurchase Agreements—The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees.  It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions.  Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.  As of September 30, 2004 all repurchase agreements were fully collateralized by U.S. Treasury securities.

Securities Transactions—Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)         Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	November 18, 2004

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 18, 2004

* Print the name and title of each signing officer under his or her signature.